Pay vs Performance Disclosure		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information about the relationship between the compensation paid to Hubbell’s executives and the Company’s financial performance.

					Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:		Net Income from Continuing Operations Attributable to Hubbell ($ millions)
Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(2)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid to PEO 2 ($)(2)	Non-PEO Named Executive Officers ($)(1)	Non-PEO Named Executive Officers ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)		Adjusted Diluted EPS(5)
2024	9,321,451	23,267,814	N/A	N/A	2,724,290	5,336,496	311.89	198.95	777.8	16.57
2023	9,666,284	25,195,604	N/A	N/A	2,755,598	4,109,289	241.91	150.48	759.8	15.33
2022	8,145,111	16,337,722	N/A	N/A	2,343,695	4,107,995	169.88	119.67	511.3	10.62
2021	6,088,700	12,169,471	N/A	N/A	2,180,790	3,924,025	147.66	146.76	365.0	8.05
2020	6,674,686	5,334,561	8,981,039	7,598,826	2,228,169	2,320,228	108.90	118.61	330.0	7.14

(1)	Gerben W. Bakker became Chief Executive Officer, effective October 1, 2020, and is reflected in the tables above and below as Principal Executive Officer (“PEO”) 1. Prior to that, David G. Nord served as Chief Executive Officer, and he is reflected in the tables as PEO2. The non-PEO NEOs for 2024 were William R. Sperry, Mark E. Mikes, Katherine A. Lane, and Gregory A. Gumbs. The non-PEO NEOs for 2023 were William R. Sperry, Allan J. Connolly, Mark E. Mikes, Katherine A. Lane, and Gregory A. Gumbs; and for 2022 were William R. Sperry, Allan J. Connolly, Peter J. Lau, Katherine A. Lane and Alyssa R. Flynn; and for 2021 were William R. Sperry, Allan J. Connolly, Peter J. Lau and Katherine A. Lane; and for 2020 were William R. Sperry, Allan J. Connolly, Stephen M. Mais, and Rodd R. Ruland.

(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and NEOs set forth below.

PEO 1: Gerben W. Bakker		2024	2023	2022	2021	2020
Summary Compensation Table Total		9,321,451	9,666,284	8,145,111	6,088,700	6,674,686
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(4,692,033)	(4,249,556)	(3,579,025)	(3,130,670)	(2,541,156)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(1,464,957)	(1,394,918)	(1,174,988)	(1,025,488)	(838,512)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	10,459,480	10,631,950	8,505,609	6,411,661	3,663,876
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	8,810,234	6,757,770	2,784,556	3,216,228	(55,020)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	1,026,927	3,784,074	1,656,459	601,582	147,663
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	(193,288)	—	—	—	(1,716,976)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	—	—	7,458	—
Compensation Actually Paid to PEO 1		23,267,814	25,195,604	16,337,722	12,169,471	5,334,561

PEO 2: David G. Nord		2024	2023	2022	2021	2020
Summary Compensation Table Total		N/A	N/A	N/A	N/A	8,981,039
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718	N/A	N/A	N/A	N/A	(3,862,554)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718	N/A	N/A	N/A	N/A	(1,274,491)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	N/A	N/A	N/A	N/A	5,569,030
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	N/A	N/A	N/A	N/A	(770,376)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	N/A	N/A	N/A	N/A	1,026,483
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	N/A	N/A	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	N/A	N/A	N/A	N/A	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	N/A	N/A	N/A	N/A	(2,070,305)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	N/A	N/A	N/A	N/A	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	N/A	N/A	N/A	N/A	—
Compensation Actually Paid to PEO 2		N/A	N/A	N/A	N/A	7,598,826

Non-PEO Named Executive Officers		2024	2023	2022	2021	2020
Summary Compensation Table Total		2,724,290	2,755,598	2,343,695	2,180,790	2,228,169
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(1,052,082)	(645,123)	(776,747)	(834,774)	(879,657)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(350,019)	(307,501)	(254,992)	(273,441)	(253,122)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	2,365,188	1,597,127	1,845,901	1,709,616	1,226,859
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	1,488,421	890,754	623,409	884,446	(87,273)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	186,795	521,081	326,729	257,388	135,936
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	(26,097)	—	—	—	(50,684)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	(702,647)	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	—	—	—	—
Compensation Actually Paid to Non-PEO Named Executive Officers		5,336,496	4,109,289	4,107,995	3,924,025	2,320,228

(3)	Dollar values assume $100 was invested for the cumulative period from December 31, 2020 through December 31, 2024, in either the Company or the Peer Group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
(4)	For purposes of this disclosure, the Peer Group used is the Dow Jones U.S. Electrical Components & Equipment Index.
(5)	“Adjusted Diluted EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for 2024. Adjusted Diluted EPS is a non-GAAP financial measure. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 13, 2025.

Company Selected Measure Name				Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]

(1)	Gerben W. Bakker became Chief Executive Officer, effective October 1, 2020, and is reflected in the tables above and below as Principal Executive Officer (“PEO”) 1. Prior to that, David G. Nord served as Chief Executive Officer, and he is reflected in the tables as PEO2. The non-PEO NEOs for 2024 were William R. Sperry, Mark E. Mikes, Katherine A. Lane, and Gregory A. Gumbs. The non-PEO NEOs for 2023 were William R. Sperry, Allan J. Connolly, Mark E. Mikes, Katherine A. Lane, and Gregory A. Gumbs; and for 2022 were William R. Sperry, Allan J. Connolly, Peter J. Lau, Katherine A. Lane and Alyssa R. Flynn; and for 2021 were William R. Sperry, Allan J. Connolly, Peter J. Lau and Katherine A. Lane; and for 2020 were William R. Sperry, Allan J. Connolly, Stephen M. Mais, and Rodd R. Ruland.

Peer Group Issuers, Footnote
(4)	For purposes of this disclosure, the Peer Group used is the Dow Jones U.S. Electrical Components & Equipment Index.

Adjustment To PEO Compensation, Footnote

(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and NEOs set forth below.

PEO 1: Gerben W. Bakker		2024	2023	2022	2021	2020
Summary Compensation Table Total		9,321,451	9,666,284	8,145,111	6,088,700	6,674,686
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(4,692,033)	(4,249,556)	(3,579,025)	(3,130,670)	(2,541,156)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(1,464,957)	(1,394,918)	(1,174,988)	(1,025,488)	(838,512)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	10,459,480	10,631,950	8,505,609	6,411,661	3,663,876
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	8,810,234	6,757,770	2,784,556	3,216,228	(55,020)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	1,026,927	3,784,074	1,656,459	601,582	147,663
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	(193,288)	—	—	—	(1,716,976)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	—	—	7,458	—
Compensation Actually Paid to PEO 1		23,267,814	25,195,604	16,337,722	12,169,471	5,334,561

PEO 2: David G. Nord		2024	2023	2022	2021	2020
Summary Compensation Table Total		N/A	N/A	N/A	N/A	8,981,039
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718	N/A	N/A	N/A	N/A	(3,862,554)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718	N/A	N/A	N/A	N/A	(1,274,491)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	N/A	N/A	N/A	N/A	5,569,030
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	N/A	N/A	N/A	N/A	(770,376)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	N/A	N/A	N/A	N/A	1,026,483
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	N/A	N/A	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	N/A	N/A	N/A	N/A	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	N/A	N/A	N/A	N/A	(2,070,305)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	N/A	N/A	N/A	N/A	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	N/A	N/A	N/A	N/A	—
Compensation Actually Paid to PEO 2		N/A	N/A	N/A	N/A	7,598,826

Non-PEO NEO Average Total Compensation Amount	[1]			$ 2,724,290	$ 2,755,598	$ 2,343,695	$ 2,180,790	$ 2,228,169
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 5,336,496	4,109,289	4,107,995	3,924,025	2,320,228
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO Named Executive Officers		2024	2023	2022	2021	2020
Summary Compensation Table Total		2,724,290	2,755,598	2,343,695	2,180,790	2,228,169
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(1,052,082)	(645,123)	(776,747)	(834,774)	(879,657)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718	(350,019)	(307,501)	(254,992)	(273,441)	(253,122)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	2,365,188	1,597,127	1,845,901	1,709,616	1,226,859
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	1,488,421	890,754	623,409	884,446	(87,273)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	186,795	521,081	326,729	257,388	135,936
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	(26,097)	—	—	—	(50,684)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	(702,647)	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	—	—	—	—
Compensation Actually Paid to Non-PEO Named Executive Officers		5,336,496	4,109,289	4,107,995	3,924,025	2,320,228

Compensation Actually Paid vs. Total Shareholder Return

The following is a graphic illustration of the connection between pay and performance:

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Net Income From Continuing Operations Attributable to Hubbell

Compensation Actually Paid vs. Adjusted Diluted EPS(1)

Compensation Actually Paid vs. Net Income

The following is a graphic illustration of the connection between pay and performance:

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Net Income From Continuing Operations Attributable to Hubbell

Compensation Actually Paid vs. Adjusted Diluted EPS(1)

Compensation Actually Paid vs. Company Selected Measure

The following is a graphic illustration of the connection between pay and performance:

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Net Income From Continuing Operations Attributable to Hubbell

Compensation Actually Paid vs. Adjusted Diluted EPS(1)

Total Shareholder Return Vs Peer Group

The following is a graphic illustration of the connection between pay and performance:

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Net Income From Continuing Operations Attributable to Hubbell

Compensation Actually Paid vs. Adjusted Diluted EPS(1)

Tabular List, Table

Most Important Measures to Determine CAP for the fiscal year ended December 31, 2024

The four measures listed in the table below represent the most important metrics we used to determine CAP for the fiscal year ended December 31, 2024, as further described in the CD&A section beginning on page 37.

Most Important Measures
Adjusted Diluted Earnings Per Share (EPS)(1)
Relative Sales Growth
Adjusted Operating Profit Margin(1)
Relative Total Shareholder Return

(1)	Adjusted diluted earnings per share and adjusted operating profit margin are non-GAAP financial measures. A reconciliation to the comparable GAAP financial measures can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operation in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 13, 2025.

Total Shareholder Return Amount	[3]			$ 311.89	241.91	169.88	147.66	108.90
Peer Group Total Shareholder Return Amount	[4]			198.95	150.48	119.67	146.76	118.61
Net Income (Loss) Attributable to Parent				$ 777,800,000	$ 759,800,000	$ 511,300,000	$ 365,000,000.0	$ 330,000,000.0
Company Selected Measure Amount | $ / shares	[5]			16.57	15.33	10.62	8.05	7.14
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[6]			Adjusted Diluted Earnings Per Share (EPS)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Relative Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[6]			Adjusted Operating Profit Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Relative Total Shareholder Return
Non-PEO NEO [Member] | Less: Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (1,052,082)	$ (645,123)	$ (776,747)	$ (834,774)	$ (879,657)
Non-PEO NEO [Member] | Less: Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(350,019)	(307,501)	(254,992)	(273,441)	(253,122)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,365,188	1,597,127	1,845,901	1,709,616	1,226,859
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,488,421	890,754	623,409	884,446	(87,273)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				186,795	521,081	326,729	257,388	135,936
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(26,097)				(50,684)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(702,647)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gerben W. Bakker
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]			9,321,451	9,666,284	8,145,111	6,088,700	6,674,686
PEO Actually Paid Compensation Amount	[2]			$ 23,267,814	$ 25,195,604	$ 16,337,722	$ 12,169,471	5,334,561
PEO Name		Gerben W. Bakker		Gerben W. Bakker	Gerben W. Bakker	Gerben W. Bakker	Gerben W. Bakker
Gerben W. Bakker | PEO [Member] | Less: Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (4,692,033)	$ (4,249,556)	$ (3,579,025)	$ (3,130,670)	(2,541,156)
Gerben W. Bakker | PEO [Member] | Less: Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,464,957)	(1,394,918)	(1,174,988)	(1,025,488)	(838,512)
Gerben W. Bakker | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				10,459,480	10,631,950	8,505,609	6,411,661	3,663,876
Gerben W. Bakker | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,810,234	6,757,770	2,784,556	3,216,228	(55,020)
Gerben W. Bakker | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,026,927	3,784,074	1,656,459	601,582	147,663
Gerben W. Bakker | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gerben W. Bakker | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gerben W. Bakker | PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(193,288)				(1,716,976)
Gerben W. Bakker | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gerben W. Bakker | PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							$ 7,458
David G. Nord
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]							8,981,039
PEO Actually Paid Compensation Amount	[2]							7,598,826
PEO Name			David G. Nord
David G. Nord | PEO [Member] | Less: Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Topic 718
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(3,862,554)
David G. Nord | PEO [Member] | Less: Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Topic 718
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(1,274,491)
David G. Nord | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								5,569,030
David G. Nord | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(770,376)
David G. Nord | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								1,026,483
David G. Nord | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David G. Nord | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David G. Nord | PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(2,070,305)
David G. Nord | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David G. Nord | PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Gerben W. Bakker became Chief Executive Officer, effective October 1, 2020, and is reflected in the tables above and below as Principal Executive Officer (“PEO”) 1. Prior to that, David G. Nord served as Chief Executive Officer, and he is reflected in the tables as PEO2. The non-PEO NEOs for 2024 were William R. Sperry, Mark E. Mikes, Katherine A. Lane, and Gregory A. Gumbs. The non-PEO NEOs for 2023 were William R. Sperry, Allan J. Connolly, Mark E. Mikes, Katherine A. Lane, and Gregory A. Gumbs; and for 2022 were William R. Sperry, Allan J. Connolly, Peter J. Lau, Katherine A. Lane and Alyssa R. Flynn; and for 2021 were William R. Sperry, Allan J. Connolly, Peter J. Lau and Katherine A. Lane; and for 2020 were William R. Sperry, Allan J. Connolly, Stephen M. Mais, and Rodd R. Ruland.
[2]	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and NEOs set forth below.
[3]	Dollar values assume $100 was invested for the cumulative period from December 31, 2020 through December 31, 2024, in either the Company or the Peer Group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
[4]	For purposes of this disclosure, the Peer Group used is the Dow Jones U.S. Electrical Components & Equipment Index.
[5]	“Adjusted Diluted EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for 2024. Adjusted Diluted EPS is a non-GAAP financial measure. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 13, 2025.
[6]	Adjusted diluted earnings per share and adjusted operating profit margin are non-GAAP financial measures. A reconciliation to the comparable GAAP financial measures can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operation in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 13, 2025.